Investments Accounted for Using the Equity Method (Financial Information For The Company's Equity Method Investments Other Than Shanghai Secco Are Summarized) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using The Equity Method Have Met The Significance Criteria Under The Rule 408(G) Of Regulation SX [Line Items]
Revenue	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Gross profit	(3,611,377)	1,590,756	(340,249)
Profit after taxation	(2,842,300)	2,076,606	656,398
Profit after taxation attributable to the Group	(2,846,156)	2,073,431	645,072
Current assets	15,765,882	20,932,276
Non-current assets	25,370,835	25,988,313
Current liabilities	13,998,338	15,795,743
Non-current liabilities	783,016	747,448
Non-controlling interests	127,681	135,259
Investments accounted for using equity method [member]
Disclosure Of Investments Accounted For Using The Equity Method Have Met The Significance Criteria Under The Rule 408(G) Of Regulation SX [Line Items]
Revenue	3,759,076	4,863,742	4,548,574
Gross profit	670,678	828,183	825,799
Profit from continuing operations	670,678	798,867	753,799
Profit after taxation	512,758	586,612	593,211
Profit after taxation attributable to the Group	208,401	240,882	¥ 243,953
Current assets	6,436,238	6,083,530
Non-current assets	5,909,304	5,000,852
Current liabilities	(2,185,434)	(2,086,793)
Non-current liabilities	(978,325)	(707,374)
Non-controlling interests	¥ 1,578,714	¥ 1,508,175